TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$)
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS) (1)	R$ 3,014,540	R$ 2,664,499
PIS and COFINS (2)	128,489	2,125,186
Withholding taxes and contributions (3)	87,134	142,940
Fistel, INSS, ISS and other taxes	106,454	84,935
Total	3,336,617	5,017,560
Current	2,512,293	4,176,362
Non-current	R$ 824,324	841,198
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 541,941	537,209
Tax credits from PIS and COFINS		R$ 2,046,274
Number of in-progress lawsuits | lawsuit	2
Minimum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	R$ 1,768,000
Maximum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	R$ 1,944,000